Shareholder Report, Line Graph (Details) 74200005400_Franklin Emerging Market Debt Opportunities Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 82,834	$ 74,037	$ 65,073	$ 56,334	$ 66,679	$ 57,868	$ 61,484	$ 56,908	$ 54,698	$ 50,000	$ 97,168
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	50,449	48,322	46,915	48,219	56,452	56,012	51,937	49,123	49,362	50,000	$ 51,254
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan EMBI Global Diversified Index
Accumulated Value	64,085	58,621	53,690	50,477	62,530	60,061	58,327	52,558	52,520	50,000	$ 69,698
JP Morgan EMBI Global Diversified ex-GCC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan EMBI Global Diversified ex-GCC Index
Accumulated Value	63,294	57,463	52,203	48,455	61,911	59,295	58,360	52,595	52,548	50,000	$ 69,647
JP Morgan GBI-EM Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan GBI-EM Broad Diversified Index
Accumulated Value	63,019	57,064	56,661	50,066	59,560	57,228	57,294	52,775	54,021	50,000	$ 68,678
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
Accumulated Value	$ 65,399	$ 61,033	$ 56,055	$ 54,264	$ 64,008	$ 61,314	$ 57,865	$ 52,773	$ 52,552	$ 50,000	$ 68,234